Contract liabilities	12 Months Ended
Dec. 31, 2024
Contract liabilities.
Contract liabilities

Note 23. Contract liabilities

As of December 31, 2024 and 2023, current contract liabilities of €30.2 million and €26.6 million and non-current contract liabilities of €37.7 million and €39.5 million, respectively, either relate to services not yet rendered but already paid in advance by the customer or arise from barter deals with sport rights licensors. They will be recognized as revenue when the service is provided, which is expected to occur over the next eight years.

Amounts from a customer contract’s transaction price that are allocated to the remaining performance obligations represent contracted revenue that has not yet been recognized. These amounts mostly comprise obligations to provide support or deliver data over a period of time, as the respective contracts typically have durations of one or multiple years. The amount of transaction price allocated to the remaining performance obligations, and changes in this amount over time, are impacted mainly by currency fluctuations and the future timing of the satisfaction of performance obligations.

The full amount of contract liabilities as of December 31, 2023 relating to customer prepayments of €15.6 million has been recognized as revenue in 2024. An amount of €10.6 million of contract liabilities as of December 31, 2023 relating to barter deals has been recognized as revenue in 2024.

The full amount of contract liabilities as of December 31, 2022 relating to customer prepayments of €20.0 million has been recognized as revenue in 2023. An amount of €3.1 million of contract liabilities as of December 31, 2022 relating to barter deals has been recognized as revenue in 2023.

The full amount of contract liabilities as of January 1, 2022 relating to customer prepayments of €21.2 million has been recognized as revenue during the year ended December 31, 2022. An amount of €3.2 million of contract liabilities as of January 1, 2022 relating to barter deals has been recognized as revenue during the year ended December 31, 2022.

As of December 31, 2024, contract liabilities of €44.0 million, arising from barter deals with sport rights licensors, and €1,854.6 million unsatisfied performance obligations to provide support or deliver data to customers, will be recognized as revenue in the respective year as follows:

		Unsatisfied
		performance
in €‘000	Barter deals	obligations
2025	7,240	1,030,799
2026	5,492	547,348
2027	4,931	147,783
2028	4,674	77,729
2029 and thereafter	21,657	50,906
Total	43,994	1,854,565

As of December 31, 2023, contract liabilities of €49.4 million arising from barter deals with sport rights licensors, and €1,701.9 million unsatisfied performance obligations to provide support or deliver data to customers, will be recognized as revenue in the respective year as follows:

		Unsatisfied
		performance
in €‘000	Barter deals	obligations
2024	10,618	898,546
2025	8,518	415,465
2026	7,609	283,818
2027	7,011	39,165
2028 and thereafter	15,626	64,944
Total	49,382	1,701,938